Consolidated Balance Sheets - USD ($)	Dec. 31, 2021	Sep. 30, 2021	Mar. 31, 2021	Dec. 31, 2020	Mar. 31, 2020
Current assets:
Cash and cash equivalents	$ 25,990,000			$ 3,505,000
Restricted cash	1,473,000			2,116,000
Accounts receivable, net of allowance of $163 and $437, respectively	6,848,000			12,052,000
Contract assets	1,639,000			1,427,000
Deferred contract acquisition costs, current	3,464,000			3,065,000
Prepaid and other current assets	6,196,000			2,012,000
Due from former Parent, net (Note 4)				1,183,000
Current assets of discontinued operations				66,604,000
Total current assets	45,610,000			91,964,000
Property and equipment, net	2,115,000			1,829,000
Operating lease right-of-use assets	2,497,000			2,008,000
Contract assets, noncurrent	11,800,000			6,496,000
Deferred contract acquisition costs, noncurrent	8,749,000			5,791,000
Goodwill	71,604,000			71,604,000
Intangible assets, net	36,459,000			45,642,000
Deferred income taxes	793,000			735,000
Other assets	147,000			184,000
Total assets	179,774,000			226,253,000
Current liabilities:
Accounts payable	4,483,000			6,558,000
Accrued expenses	12,232,000			9,156,000
Operating lease liabilities, current	798,000			779,000
Deferred revenue, current	4,813,000			5,995,000
Other current liabilities				15,000
Promissory Notes, including accrued interest				153,811,000
Current liabilities of discontinued operations				6,548,000
Total current liabilities	22,326,000			182,862,000
Deferred revenue, noncurrent	906,000			995,000
Operating lease liabilities, noncurrent	1,891,000			1,256,000
Convertible senior notes, net	72,968,000
Derivative liability	78,497,000
Other liabilities				263,000
Total liabilities	176,588,000			185,376,000
Commitments and contingencies (Note 12)
Stockholders’ equity:
Preferred stock value
Common stock value	132,000			14,000
Additional paid-in capital	509,586,000			471,687,000
Accumulated other comprehensive loss	(1,900,000)			(667,000)
Accumulated deficit	(504,632,000)			(430,157,000)
Total stockholders’ equity	3,186,000			40,877,000
Total liabilities and stockholders’ equity	$ 179,774,000			$ 226,253,000
NEWTOWN LANE MARKETING, INCORPORATED [Member]
Current assets:
Total current assets			$ 7,285		$ 13,831
Cash		$ 8,665	7,285		13,831
Total assets		8,665	7,285
Current liabilities:
Total current liabilities			562,258		426,486
Accounts payable and accrued expenses		118,225	195,258		79,486
Convertible notes payable – Related Party		367,000	367,000		347,000
Due to unrelated party		160,086
Total liabilities		645,311	562,258
Commitments and contingencies (Note 12)
Stockholders’ equity:
Preferred stock value
Common stock value		14,644	14,644		13,758
Additional paid-in capital		2,085,732	2,083,232		2,070,756
Accumulated deficit		(2,737,022)	(2,652,849)		(2,497,169)
Total stockholders’ equity		(636,646)	(554,973)		(412,655)
Total liabilities and stockholders’ equity		$ 8,665	$ 7,285		$ 13,831